TRANSCRIPT – HIT 1Q2022 Video (4:55 Minutes)

Clifton Moore, Board Member, Reconnecting McDowell: All the challenges that are here, it’s a monumental task.

Text: “The Problem with Housing in America”

Chrystal Kornegay, Executive Director, MassHousing: Affordable housing is very much needed here.

Kate Bennett, CEO, Boston Housing Authority: Our waiting list is over 50,000 families.

JoAnn Barbour, Executive Director, Charlesview, Inc.: People are saying, I need a place for my family and I can't afford to live here.

Erik Forman, Affordable Housing Researcher - Spitzer School of Architecture: In the early 1900s, it was a worker organization that built the first limited equity co-op housing. That model was taken by the unions and brought to scale from the mid 1920s until the mid 1970s.

Text: “Co-op City ground-breaking

The Bronx, New York City, 1966”

Text: “JFK Dedicates Housing Development”

John J. Sweeney, President Emeritus, AFL-CIO: John F Kennedy issued a call to organized labor: “This housing project demonstrates what labor can do.”

Erik Forman: And that legacy continues today with the work of the Housing Investment Trust.

Text: Text: “Labor Launches Plan to Invest in Housing”

Clifton Moore: So if unions existed for that purpose then, they exist for this purpose now. And we need them now more than ever.

Erik Forman: There's enormous demand for affordable housing, and it obviously can be done.

Text:

HIT LEADS THE WAY

FINANCED 583 PROJECTS NATIONWIDE

Sonya Mays, CEO, Develop Detroit: It can be challenging to find the financing tools to do things like introduce 25% of the units as veterans housing.

Erik Forman: To build housing, you need land, you need labor, you need financing, and you need people to live in the housing. The Housing Investment Trust is connected to constituencies which can bring all those elements together for successful projects.

Bart Mitchell, CEO, Community Builders: The Housing Investment Trust was great at that, working with the state housing finance agency, with our investors, and with the whole development team.

Text: Elizabeth Seton Children’s Center”

Alvin Moyer, Chief Medical Officer, Elizabeth Seton Children’s Center: Elizabeth Seton Children's Center is a home for medically-fragile children.

Stephanie Gabaud, Resident Elizabeth Seton Children’s Center: Not that many facilities like ours exist. You just feel a sense of care and love.

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Text:

124,922 HOUSING AND HEALTHCARE UNITS (67% AFFORDABLE)

Alvin Moyer: It takes the foresight of an organization like Housing Investment Trust to be able to build and fund.

Text:

RESULTING IN 194.7 MILLION HOURS OF UNION CONSTRUCTION WORK

Byron Osbern, Business Representative, IBEW Local 58: The HIT fund is our members money in action.

Vincent Alvarez, President, NYC Central Labor Council: Now we're putting those pension investments to work. So it's a win-win situation, because we're creating the housing and we're creating good jobs and we're benefiting workers in the communities in which they live.

Matt Dierks, Electrician, IBEW Local 292: My pension dollars are going towards this whole project, towards the community.

Text:

(Map Graphic) HIT PROJECTS IN CONSTRUCTION/COMMITTED as of December 31, 2022

California

4 Projects Under Construction

1.6M Hours of Union Construction Work

$96.5M Invested or Allocated

Oregon

1 Project Under Construction

19.0K Hours of Union Construction Work

$24.4 M Invested or Allocated

Texas

1 Project Under Construction

0.3M Hours of Union Construction Work

$37.0M Invested or Allocated

Hawaii

1 Project Under Construction

0.4M Hours of Union Construction Work

$17.1M Invested or Allocated

Missouri

1 Project Under Construction

0.4M Hours of Union Construction Work

$32.0M Invested or Allocated

Minnesota

14 Projects Under Construction

3.8M Hours of Union Construction Work

$427.1M Invested or Allocated

Wisconsin

1 Project Under Construction

1.5M Hours of Union Construction Work

$104.7M Invested or Allocated

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Illinois

8 Projects Under Construction

2.0M Hours of Union Construction Work

$284.0M Invested or Allocated

Michigan

2 Projects Under Construction

1.0M Hours of Union Construction Work

$55.8M Invested or Allocated

Ohio

1 Project Under Construction

0.4M Hours of Union Construction Work

$10.0M Invested or Allocated

Pennsylvania

2 Projects Under Construction

0.4M Hours of Union Construction Work

$18.8M Invested or Allocated

New York

2 Projects Under Construction

5.9M Hours of Union Construction Work

$150.0M Invested or Allocated

Massachusetts

3 Projects Under Construction

1.9M Hours of Union Construction Work

$80.1M Invested or Allocated

Byron Osbern: The partnership with HIT is really the lifeblood of us continuing on.

Lou Antonellis, Business Manager | IBEW, Local 103: We can take a sigh of relief knowing that HIT's projects are 100% union.

JoEllen Racicot, Site Safety Engineer: So that was really exciting for us to get people that potentially could live in it or have family members be living in these homes, actually working on these buildings.

Gary LaBarbera, President, New York Building and Construction Trades Council: You want the people that are building this to be able to afford to live in it.

Thomas Prezioso, General Manager, Electchester Mgmt. LLC : In Electchester's five housings, it incorporates 2,400 units.

Gilbert Medina, President, The Fourth Housing Corporation in Electchester: Union members is the majority. Local 3 IBEW Union members are here. The housings, in general, started by an idea from Harry Van Arsdale, a previous business manager of Local 3, an icon in our eyes.

Gary LaBarbera: What really makes the most sense is we're putting union pension dollars to work, not only creating very strong returns for the funds, but also creating additional man hours for the funds.

Text: Old Colony Worker Appreciation Lunch, Boston, MA

Brian Doherty, Secretary Treasurer, Boston Building and Construction Trades Council: AFL-CIO Housing Investment Trust works nationwide to repurpose our pension plans to make sure they’re building safe, strong housing in every city that needs it, so we can't do it without partnerships like that.

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Anthony Caiozzo, Manager, Electchester Mgmt.: HIT understood our needs to make sure we take care of this place through the funding of, indirectly, my own money.

Text:

(Circular Graphic) UNION WAGES – PENSION – HIT FUND – HIT FINANCING AND RETURNS – CONSTRUCTION PROJECTS

Miriam Y. Vega, Ph.D, Chief Executive Officer, Joseph P. Addabbo Family Health Center: So it all comes together. It's one large ecosystem.

Gary LaBarbera: It all plays into the big picture.

Producer: Why are you proud to be able to help people have a place to live?

Nigel McKnight: Because that's the American way, and I believe that everybody should have a piece of the pie at the end of the day, but you just got to work hard for it.

Liz Shuler, President, AFL-CIO: Projects like this really are building a brighter future for the community and the next generation.

Erik Forman: What the Housing Investment Trust understands is that affordable housing is the foundation of a successful life.

Tom Colavecchio: Every building, every city block can have affordable housing, and actually, that will be what creates a strong community

Erik Forman: With the work of the Housing Investment Trust, it's an incredible example of what's possible.

Text:

583 Projects

$10.4 Billion Invested Capital

194.7 Million Hours of Union Construction Work

219,282 Jobs Across Communities

124,922 Units of Housing (67% Affordable)

$40.3 Billion Total Economic Impacts

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AFL-CIO HOUSING INVESTMENT TRUST

COMPETITIVE RETURNS | UNION CONSTRUCTION JOBS | HOUSING FINANCE

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

Investors should consider HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

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